DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                                DWS Balanced VIP

The following information replaces information about the portfolio management team in the "Portfolio management" section of the portfolio's prospectuses:

The following people handle the day-to-day management of the portfolio.

Robert Wang                                     Thomas Picciochi                            Owen Fitzpatrick, CFA
Managing Director of Deutsche Asset             Director of Deutsche Asset Management       Managing Director of Deutsche Asset
Management and Portfolio Manager of the         and Portfolio Manager of the portfolio.     Management and Portfolio Manager of the
portfolio.                                       o Joined Deutsche Asset Management in      portfolio.
 o Joined Deutsche Asset Management in 1995        1999, formerly serving as portfolio       o Joined Deutsche Asset Management and
   as portfolio manager for asset allocation       manager for Absolute Return                 the portfolio in 2009.
   after 13 years of experience of trading         Strategies, after 13 years of             o  Prior to joining Deutsche Asset
   fixed income, foreign exchange and              experience in various research and          Management, he was Managing Director
   derivative products at J.P. Morgan.             analysis positions at State Street          of Deutsche Bank Private Wealth
 o Global Head of Quantitative Strategies          Global Advisors, FPL Energy, Barnett        Management and served as head of U.S.
   Portfolio Management: New York.                 Bank, Trade Finance Corporation and         Equity Strategy and manager of the
 o Joined the portfolio in 2005.                   Reserve Financial Management.               U.S. large cap core, value and growth
 o BS, The Wharton School, University of         o Senior portfolio manager for                portfolios and member of the U.S.
   Pennsylvania.                                   Quantitative Strategies: New York.          Investment Committee and head of the
                                                 o Joined the portfolio in 2007.               Equity Strategy Group.
James B. Francis, CFA                            o BA and MBA, University of Miami.          o  Previous experience includes over 21
Director of Deutsche Asset Management and                                                      years of experience in trust and
Portfolio Manager of the portfolio.             John Brennan                                   investment management. Prior to
 o Joined Deutsche Asset Management in 2008     Director of Deutsche Asset Management          joining Deutsche Bank in 1995,
   after 20 years of experience as senior       and Portfolio Manager of the portfolio.        managed an equity income fund, trust
   quantitative global equity portfolio          o Joined Deutsche Asset Management and        and advisory relationships for
   manager at State Street Global Advisors,        the portfolio in 2007 after 14 years        Princeton Bank & Trust Company, where
   and most recently, Northern Trust Global        of experience at INVESCO and Freddie        he was also responsible for research
   Investments.                                    Mac. Previously, was head of                coverage of the consumer cyclical
 o Head of Active Quantitative Equity              Structured Securities sector team at        sector. Previously served as a
   Portfolio Management: New York.                 INVESCO and before that was senior          portfolio manager at Manufacturer's
 o Joined the portfolio in 2008.                   fixed income portfolio manager at           Hanover Trust Company.
 o BS in Applied Mathematics from University       Freddie Mac specializing in MBS,          o BA and MBA, Fordham University.
   of Massachusetts, Amherst.                      CMBS, collateralized mortgage
                                                   obligations, ARMS, mortgage              Matthew F. MacDonald, CFA
Inna Okounkova                                     derivatives, US Treasuries and agency    Director of Deutsche Asset Management
Director of Deutsche Asset Management and          debt.                                    and Portfolio Manager of the portfolio.
Portfolio Manager of the portfolio.              o Portfolio Manager for Structured          o Joined Deutsche Asset Management and
 o Joined Deutsche Asset Management in 1999        Finance: Louisville.                        the portfolio in 2006 after 14 years
   as a quantitative analyst, becoming an        o BS, University of Maryland; MBA             of fixed income experience at Bank of
   associate Portfolio Manager in 2001.            William & Mary.                             America Global Structured Products
 o Global Asset Allocation Portfolio                                                           and PPM America, Inc., where he
   Manager: New York.                           William Chepolis, CFA                          was portfolio manager for public
 o Joined the portfolio in 2005.                Managing Director of Deutsche Asset            fixed income, including MBS, ABS,
 o BS, MS, Moscow State University; MBA,        Management and Portfolio Manager of the        CDOs and corporate bonds; earlier, as
   University of Chicago Graduate School of     portfolio.                                     an analyst for MBS, ABS and money
   Business.                                     o Joined Deutsche Asset Management in         markets; and originally, at Duff &
                                                   1998 after 13 years of experience as        Phelps Credit Rating Company.
                                                   vice president and portfolio manager      o Portfolio Manager for Retail Mortgage
                                                   for Norwest Bank, where he managed          Backed Securities: New York.
                                                   the bank's fixed income and foreign       o BA, Harvard University; MBA,
                                                   exchange portfolios.                        University of Chicago Graduate School
                                                 o Portfolio Manager for Retail Mortgage       of Business.
                                                   Backed Securities: New York.
                                                 o Joined the portfolio in 2005.
                                                 o BIS, University of Minnesota.


                                                                                                           [DWS INVESTMENTS LOGO]
                                                                                                            Deutsche Bank Group


October 23, 2009
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
J. Richard Robben, CFA                          Gary Sullivan, CFA                         Michael Sieghart, CFA
Vice President of Deutsche Asset Management     Managing Director of Deutsche Asset        Managing Director of Deutsche Asset
and Portfolio Manager of the portfolio.         Management and Portfolio Manager of the    Management and Portfolio Manager
 o Joined Deutsche Asset Management and the     portfolio.                                 of the fund (through December 31, 2009).
   portfolio in 2007 after 11 years of           o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management
   experience at INVESCO Institutional, most       1996 and the portfolio in 2006.            in 1997.
   recently as senior portfolio manager for        Served as the head of the High Yield     o Senior fund manager of global and
   LIBOR-related strategies and head of            group in Europe and as an Emerging         European equities: Frankfurt.
   portfolio construction group for North          Markets portfolio manager.               o Joined the portfolio in 2009.
   American Fixed Income.                        o Prior to that, four years at Citicorp    o Master's degree in finance and
 o Portfolio Manager for Institutional Fixed       as a research analyst and structurer       economics from the University of
   Income: Louisville.                             of collateralized mortgage                 Economics and Business
 o Joined the portfolio in 2009.                   obligations. Prior to Citicorp,            Administration, Vienna.
 o BA, Bellarmine University.                      served as an officer in the US Army
                                                   from 1988 to 1991.                      Udo Rosendahl
Thomas Schuessler, PhD                           o BS, United States Military Academy      Managing Director of Deutsche Asset
Managing Director of Deutsche Asset                (West Point); MBA, New York             Management and Portfolio Manager of
Management and Portfolio Manager of the            University, Stern School of Business.   the portfolio.
portfolio.                                                                                  o Head of European Large Caps:
 o Joined Deutsche Asset Management in 2001     Andreas Wendelken                             Frankfurt.
   after five years at Deutsche Bank where      Director of Deutsche Asset Management       o Joined the Company in August 1984 in
   he managed various projects and worked       and Portfolio Manager of the portfolio.       the credit research department of
   in the office of the Chairman of the          o Joined Deutsche Asset Management in        Deutsche Bank, Paderborn; 1986 moved
   Management Board.                               2001 and the portfolio in 2009.            to the asset management department
 o US and Global Fund Management: Frankfurt.     o Portfolio manager for emerging             for high net worth clients of
 o Joined the portfolio in 2008.                   markets equity: Frankfurt.                 Deutsche Bank in Bremen and Hamburg;
 o PhD, University of Heidelberg, studies in     o Previously worked for 2 years as           1989 moved to the asset management
   physics and economics at University of          relationship manager for Southeastern      division in Frankfurt to manage
   Heidelberg and University of Utah.              Europe at Deutsche Bank's Global           various European country funds; 1995
                                                   Corporates and Institutions division.      became senior fund manager; July 2002
Mark Schumann                                    o Master's degree in business                appointed head of European Large Caps.
Vice President of Deutsche Asset Management        administration from Frankfurt School     o Joined the fund in 2009.
and Portfolio Manager of the portfolio.            of Finance & Management (previously:     o Bank training program Deutsche Bank
 o Joined Deutsche Asset Management in             HfB), Frankfurt; completed bank            AG, Paderborn.
   November 2003 and the portfolio in 2009.        training program ("Bankkaufmann") at
 o Portfolio Manager for European Large Cap        Bremer Landesbank, Bremen.
   Equity: Frankfurt.
 o Masters (Lic oec) from University of St.     Nikolaus Poehlmann, CFA
   Gallen (HSG).                                Director of Deutsche Asset Management
                                                and Portfolio Manager of the portfolio.
Richard Shepley                                  o Senior portfolio manager for
Managing Director of Deutsche Asset                Equities, responsible for European
Management and Portfolio Manager of                dividend strategies, Italian equities
the portfolio.                                     and global financials strategies.
 o Joined Deutsche Asset Management in 1998      o Joined the Company in July 1998 in
   and the portfolio in 2009.                      Loan Portfolio Management for
 o Previous experience includes eight years        Corporate and Investment Bank (CIB)
   of investment industry experience as            division.
   research analyst for global beverage and      o Managing European diversified funds
   media sectors at Newton Investment              and global financials funds since
   Management and assistant manager in             2002, and managing Italian equity
   corporate tax and corporate insolvency          funds since 2002.
   department at PriceWaterhouse, London.        o Joined the portfolio in 2009.
 o MA, Oxford University.                        o BA from Augsburg University; Master's
                                                   degree in Economics ("Diplom
                                                   Volkswirt") from University of
                                                   Cologne.
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               Please Retain This Supplement for Future Reference


October 23, 2009
VS-3623R